UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Fountain Short Duration High Income Fund

(Class A: PFHAX)
 (Class I: PFHIX)

SEMI-ANNUAL REPORT
March 31, 2014

Fountain Short Duration High Income Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	20
Expense Example	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Fountain Short Duration High Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS – 29.7%
$250,000	Akorn, Inc. 4.500%, 10/31/20201, 2	$252,969
	Asurion LLC
250,000	3.500%, 7/8/20201, 2	249,509
250,000	8.500%, 2/18/20211, 2	258,906
350,000	BATS Global Markets Holdings, Inc. 5.000%, 1/17/20201, 2	352,915
250,000	Blue Coat Systems, Inc. 4.000%, 5/31/20192	251,173
498,750	BMC Software Finance, Inc. 5.000%, 8/9/20201, 2	499,763
481,469	Cedar Bay Generating Co. LP 6.250%, 4/23/20201, 2	486,284
149,625	CHS/Community Health Systems, Inc. 4.250%, 1/27/20211, 2	151,078
	Fieldwood Energy LLC
250,000	3.871%, 9/25/20181, 2	250,625
246,305	8.375%, 7/18/20201, 2	257,159
250,000	Flexera Software LLC 4.500%, 3/18/20201, 2	251,250
498,747	Gardner Denver, Inc. 4.250%, 7/30/20201, 2	499,370
397,990	Hertz Corp. 3.000%, 3/11/20181, 2	396,704
386,667	Hilton Worldwide Finance LLC 0.000%, 10/25/20201, 2	387,706
498,744	MacDermid, Inc. 4.000%, 6/6/20201, 2	500,676
250,000	Medpace Holdings, Inc. 5.000%, 3/12/20211, 2	251,250
497,481	Monitronics International, Inc. 4.250%, 3/23/20181, 2	498,571
500,000	Mustang Parent Corp. 4.250%, 9/30/20202	506,875
498,732	Protection One, Inc. 4.250%, 3/21/20192	498,577
249,375	Raven Power Finance LLC 5.250%, 12/18/20201, 2	252,648
547,250	RBS Global, Inc. 0.000%, 8/15/20201, 2	548,500
498,737	Sequa Corp. 5.250%, 6/19/20171, 2	489,905
300,000	Southwire Co. 3.250%, 2/22/20211, 2	299,896

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$149,625	Spin Holdco, Inc. 4.250%, 11/8/20171, 2	$149,831
500,000	Tallgrass Operations LLC 4.250%, 11/13/20181, 2	504,910
246,875	TGGT Holdings LLC 6.500%, 11/15/20181, 2	249,652
249,375	Tribune Co. 4.000%, 7/1/20201, 2	249,656
149,625	Viskase Cos., Inc. 4.250%, 1/3/20211, 2	149,625
249,375	Western Refining, Inc. 4.250%, 11/12/20201, 2	252,025

	TOTAL BANK LOANS (Cost $9,906,035)	9,948,008

	CORPORATE BONDS – 67.6%
	BASIC MATERIALS – 6.8%
250,000	ArcelorMittal (Luxembourg) 6.125%, 6/1/20183	275,000
	FMG Resources August 2006 Pty Ltd. (Australia)
250,000	6.000%, 4/1/20171, 3, 4	263,906
200,000	8.250%, 11/1/20191, 3, 4	220,750
250,000	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 2/1/20181	261,250
500,000	INEOS Group Holdings S.A. (Luxembourg) 6.125%, 8/15/20181, 3, 4	520,625
250,000	Novelis, Inc. (Canada) 8.375%, 12/15/20171, 3	267,813
450,000	PetroLogistics LP / PetroLogistics Finance Corp. 6.250%, 4/1/20201	453,375
		2,262,719
	COMMUNICATIONS – 4.3%
300,000	Mediacom Broadband LLC / Mediacom Broadband Corp. 5.500%, 4/15/20211, 4	302,250
350,000	SBA Communications Corp. 5.625%, 10/1/20191	368,375
200,000	T-Mobile USA, Inc. 6.464%, 4/28/20191	214,500
250,000	Univision Communications, Inc. 6.875%, 5/15/20191, 4	269,375
250,000	Windstream Corp. 7.875%, 11/1/2017	288,125
		1,442,625

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL – 2.0%
$400,000	American Axle & Manufacturing, Inc. 5.125%, 2/15/20191	$418,500
250,000	Meritage Homes Corp. 4.500%, 3/1/20181	257,500
		676,000
	CONSUMER, NON-CYCLICAL – 14.8%
250,000	APX Group, Inc. 6.375%, 12/1/20191	256,250
250,000	ARAMARK Corp. 5.750%, 3/15/20201	265,312
150,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 2.986%, 12/1/20171, 2, 4	151,875
500,000	Biomet, Inc. 6.500%, 8/1/20201	541,000
200,000	Cardtronics, Inc. 8.250%, 9/1/20181	213,500
300,000	Centene Corp. 5.750%, 6/1/2017	327,750
400,000	FreseniU.S. Medical Care U.S. Finance II, Inc. 5.625%, 7/31/20194	433,000
300,000	HCA, Inc. 3.750%, 3/15/2019	301,875
350,000	Hologic, Inc. 6.250%, 8/1/20201	371,875
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20201	271,875
250,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 4/15/20191	265,625
250,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/20211, 4	267,500
250,000	Smithfield Foods, Inc. 5.250%, 8/1/20181, 4	260,313
250,000	United Rentals North America, Inc. 5.750%, 7/15/20181	268,750
200,000	Universal Hospital Services, Inc. 7.625%, 8/15/20201	215,000
250,000	Valeant Pharmaceuticals International 6.375%, 10/15/20201, 4	271,250
250,000	Valeant Pharmaceuticals International, Inc. (Canada) 6.750%, 8/15/20181, 3, 4	276,250
		4,959,000

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 21.1%
$350,000	Antero Resources Finance Corp. 6.000%, 12/1/20201	$374,062
250,000	Bill Barrett Corp. 7.625%, 10/1/20191	272,188
400,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/20201	442,000
250,000	El Paso LLC 7.250%, 6/1/2018	285,647
250,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/20191	271,250
250,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.875%, 12/15/20181	270,313
250,000	Halcon Resources Corp. 9.750%, 7/15/20201	270,625
435,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.500%, 3/1/20201	464,362
350,000	Kodiak Oil & Gas Corp. (Canada) 8.125%, 12/1/20191, 3	389,812
250,000	Laredo Petroleum, Inc. 9.500%, 2/15/20191	277,188
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20201	161,250
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
250,000	8.875%, 4/1/20181	261,095
350,000	7.250%, 2/15/20211, 4	368,813
250,000	Northern Tier Energy LLC / Northern Tier Finance Corp. 7.125%, 11/15/20201	268,750
250,000	Oasis Petroleum, Inc. 7.250%, 2/1/20191	268,750
400,000	Offshore Group Investment Ltd. (Cayman Islands) 7.500%, 11/1/20191, 3	428,000
350,000	Pacific Drilling V Ltd. (Virgin Islands (British)) 7.250%, 12/1/20171, 3, 4	379,750
355,000	Penn Virginia Corp. 8.500%, 5/1/20201	396,712
300,000	Rockies Express Pipeline LLC 6.850%, 7/15/20184	311,250
250,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp. 5.875%, 10/1/20201	262,500
350,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/20181, 3, 4	368,375

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	Whiting Petroleum Corp. 5.000%, 3/15/20191	$265,625
		7,058,317
	FINANCIAL – 10.8%
250,000	AerCap Aviation Solutions B.V. (Netherlands) 6.375%, 5/30/20173	273,750
	Aircastle Ltd. (Bermuda)
250,000	4.625%, 12/15/20183	256,562
250,000	7.625%, 4/15/20203	286,250
300,000	American Capital Ltd. 6.500%, 9/15/20181, 4	319,500
250,000	CNO Financial Group, Inc. 6.375%, 10/1/20201, 4	267,500
	E*TRADE Financial Corp.
250,000	6.750%, 6/1/2016	271,875
150,000	6.375%, 11/15/20191	163,875
500,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/20201, 3	525,000
	Nationstar Mortgage LLC / Nationstar Capital Corp.
250,000	6.500%, 8/1/20181	252,500
100,000	7.875%, 10/1/20201	101,500
350,000	Provident Funding Associates LP / PFG Finance Corp. 10.125%, 2/15/20191, 4	384,125
500,000	Stearns Holdings, Inc. 9.375%, 8/15/20201, 4	525,000
		3,627,437

	INDUSTRIAL – 4.3%
250,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/20191, 3, 4	261,875
500,000	Bombardier, Inc. (Canada) 4.750%, 4/15/20193, 4	505,938
200,000	Jack Cooper Holdings Corp. 9.250%, 6/1/20201, 4	218,750
175,000	Polymer Group, Inc. 7.750%, 2/1/20191	188,125
250,000	TransDigm, Inc. 7.750%, 12/15/20181	269,375
		1,444,063
	TECHNOLOGY – 1.9%
200,000	ACI Worldwide, Inc. 6.375%, 8/15/20201, 4	211,250

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$150,000	iGATE Corp. 4.750%, 4/15/20191, 4	$151,313
250,000	Infor US, Inc. 9.375%, 4/1/20191	282,812
		645,375

	UTILITIES – 1.6%
250,000	GenOn Energy, Inc. 9.500%, 10/15/2018	256,875
250,000	NRG Energy, Inc. 7.625%, 1/15/2018	281,875
		538,750
	TOTAL CORPORATE BONDS (Cost $22,289,274)	22,654,286

	TOTAL INVESTMENTS – 97.3% (Cost $32,195,309)	32,602,294
	Other Assets in Excess of Liabilities – 2.7%	899,430

	TOTAL NET ASSETS – 100.0%	$33,501,724

LP – Limited Partnership
PLC – Public Limited Company

1	Callable.
2	Variable, floating or step rate security.
3	Foreign security denominated in U.S. Dollars.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
SUMMARY OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	29.7%
Corporate Bonds
Energy	21.1%
Consumer, Non-cyclical	14.8%
Financial	10.8%
Basic Materials	6.8%
Industrial	4.3%
Communications	4.3%
Consumer, Cyclical	2.0%
Technology	1.9%
Utilities	1.6%
Total Corporate Bonds	67.6%
Total Investments	97.3%
Other Assets in Excess of Liabilities	2.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $32,195,309)	$32,602,294
Cash	3,712,071
Receivables:
Investment securities sold	283,456
Fund shares sold	6,343
Dividends and interest	402,008
Due from Advisor	10,312
Prepaid expenses	51,192
Prepaid offering costs	13,367
Total assets	37,081,043

Liabilities:
Payables:
Investment securities purchased	3,515,228
Fund shares redeemed	13,981
Shareholder servicing fees (Note 7)	3,428
Distribution fees - Class A (Note 8)	71
Transfer agent fees and expenses	11,043
Fund accounting fees	10,131
Auditing fees	7,864
Custody fees	6,090
Fund administration fees	2,684
Accrued other expenses	8,799
Total liabilities	3,579,319

Net Assets	$33,501,724

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of March 31, 2014 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$33,086,879
Accumulated net investment loss	(17,888)
Accumulated net realized gain on investments	25,748
Net unrealized appreciation on investments	406,985
Net Assets	$33,501,724

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$407,183
Shares of beneficial interest issued and outstanding	39,655
Redemption price*	10.27
Maximum sales charge (5.75% of offering price)**	0.63
Maximum offering price to public	$10.90

Class I Shares:
Net assets applicable to shares outstanding	$33,094,541
Shares of beneficial interest issued and outstanding	3,221,061
Offering and redemption price per share	$10.27

*
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
STATEMENT OF OPERATIONS
For the Period October 7, 2013* through March 31, 2014 (Unaudited)

Investment Income:
Interest	$421,513
Total investment income	421,513

Expenses:
Advisory fees	56,440
Registration fees	27,102
Fund accounting fees	25,079
Transfer agent fees and expenses	22,372
Custody fees	20,256
Administration fees	17,349
Offering costs	12,263
Shareholder servicing fees (Note 7)	8,100
Auditing fees	7,864
Miscellaneous	4,826
Legal fees	4,795
Trustees' fees and expenses	2,877
Shareholder reporting fees	2,432
Chief Compliance Officer fees	2,077
Insurance fees	387
Distribution fees - Class A (Note 8)	176
Total expenses	214,395
Advisory fees waived	(56,440)
Other expenses absorbed	(56,186)
Net expenses	101,769
Net investment income	319,744

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	25,748
Net change in unrealized appreciation/depreciation on investments	406,985
Net realized and unrealized gain on investments	432,733

Net Increase in Net Assets from Operations	$752,477

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
October 7, 2013*
through
March 31, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$319,744
Net realized gain on investments	25,748
Net change in unrealized appreciation/depreciation on investments	406,985
Net increase in net assets resulting from operations	752,477

Distributions to Shareholders:
From net investment income:
Class A	(2,655)
Class I	(334,977)
Total distributions to shareholders	(337,632)

Capital Transactions:
Net proceeds from shares sold:
Class A	476,315
Class I	33,582,843
Reinvestment of distributions:
Class A	2,655
Class I	334,977
Cost of shares redeemed:
Class A1	(73,812)
Class I2	(1,236,099)
Net increase in net assets from capital transactions	33,086,879

Total increase in net assets	33,501,724

Net Assets:
Beginning of period	−
End of period	$33,501,724

Accumulated net investment loss	$(17,888)

Capital Share Transactions:
Shares sold:
Class A	46,601
Class I	3,309,664
Shares reinvested:
Class A	259
Class I	32,763
Shares redeemed:
Class A	(7,205)
Class I	(121,366)

Net increase in capital share transactions	3,260,716

*	Commencement of operations.
1	Net of redemption fee proceeds of $13.
2	Net of redemption fee proceeds of $6,009.

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 7, 2013*
	through
	March 31, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.14
Net realized and unrealized gain on
investments	0.26
Total from investment operations	0.40
Less Distributions:
From net investment income	(0.13)

Net asset value, end of period	$10.27

Total return4	4.00%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$407

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.33%	3
After fees waived and expenses absorbed	1.24%	3
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.77%	3
After fees waived and expenses absorbed	2.86%	3
Portfolio turnover rate	13%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 7, 2013*
	through
	March 31, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.15
Net realized and unrealized gain on
investments	0.26
Total from investment operations	0.41
Less Distributions:
From net investment income	(0.14)

Net asset value, end of period	$10.27

Total return4	4.08%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,095

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.08%	3
After fees waived and expenses absorbed	0.99%	3
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.02%	3
After fees waived and expenses absorbed	3.11%	3
Portfolio turnover rate	13%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Fountain Short Duration High Income Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Fountain Short Duration High Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on October 7, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Fountain Short Duration High Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.  Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $25,630, which are being amortized over a one-year period from October 7, 2013 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Fountain Short Duration High Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period October 7, 2013 (commencement of operations) through ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.55% of the Fund’s average daily net assets.  The Advisor has entered into a sub-advisory agreement with Fountain Capital Management, L.L.C, (the “Sub-Advisor”) with respect to the Fund.  The Advisor pays the Sub-Advisor out of the investment advisory fees it receives from the Fund as compensation for the Sub-Advisor’s services under such agreement.  The Sub-Advisor is majority-owned by Palmer Square Capital Management LLC.

The Advisor has contractually agreed to waive its fees and, if necessary, to absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend expenses on short positions, brokerage commissions and expenses incurred in connection with any merger or reorganization, or  extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Class A and Class I shares, respectively, until January 31, 2015.

For the period October 7, 2013 (commencement of operations) through March 31, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $112,626.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2014, the amount of these potentially recoverable expenses was $112,626.  The Advisor may recapture all or a portion of this amount no later than September 30, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period October 7, 2013 (commencement of operations) through March 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Fountain Short Duration High Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period October 7, 2013 (commencement of operations) through March 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$32,195,309

Gross unrealized appreciation	$458,549
Gross unrealized depreciation	(51,564)

Net unrealized appreciation on investments	$406,985

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the period October 7, 2013 (commencement of operations) through March 31, 2014, the Fund received $6,022 in redemption fees.

Note 6 – Investment Transactions
For the period October 7, 2013 (commencement of operations) through March 31, 2014, purchases and sales of investments, excluding short-term investments, were $34,663,156 and $2,392,669, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period October 7, 2013 (commencement of operations) through March 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period October 7, 2013 (commencement of operations) through March 31, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Fountain Short Duration High Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fountain Short Duration High Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$9,948,008	$-	$9,948,008
Corporate Bonds*	-	22,654,286	-	22,654,286
Total Investments	$-	$32,602,294	$-	$32,602,294

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Fountain Short Duration High Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements (Unaudited)
At an in-person meeting held on March 20-21, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) with respect to the Fountain Short Duration High Income Fund series of the Trust (the “Fund”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Fountain Capital Management, L.L.C. (the “Sub-Advisor”) with respect to the Fund for initial two-year terms.  The Advisory Agreement and the Sub-Advisory Agreement are referred to as the “Fund Advisory Agreements.”  In approving each Fund Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Fund Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s and Sub-Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; reports comparing the proposed advisory fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its High Yield Bond fund universe (the “Expense Universe”); and information about the Investment Advisor’s and Sub-Advisor’s policies and procedures, including their codes of ethics and compliance manuals.  In addition, the Board considered information provided at an in-person presentation by representatives of the Investment Advisor at the meeting.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Fund Advisory Agreements. Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Palmer Square Capital Management LLC

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  In doing so, the Board considered the role of the Investment Advisor, noting that it would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  The Board noted its familiarity with the Investment Advisor as the investment advisor of two other series of the Trust.

Fountain Short Duration High Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Trustees noted that the Investment Advisor did not manage any other accounts or funds with investment strategies similar to those of the Fund, but they reviewed the composite performance information of accounts managed by the Sub-Advisor using its high yield short duration strategy for the one-, three-, five- and ten-year periods ending December 31, 2012.  The Trustees noted that the composite returns for all periods were below those of the BofA Merrill Lynch US Master High Yield Index (by 510 basis points or less), although the standard deviation of the composite return for those periods was lower than that of the Index.  They also considered that the Index did not include fund expenses and the Fund’s investments would be of shorter duration and higher quality than the securities reflected in the Index.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
With respect to the advisory fee and total expenses proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fee proposed to be paid by the Fund gross of fee waivers was slightly above the medians of the advisory fees of the funds in its Peer Group and Expense Universe at the $50 million asset level (by five basis points).  The Board noted, however, that the Investment Advisor anticipated waiving a portion of its advisory fee during the first year of the Fund’s operations.  The Board observed that because the Investment Advisor did not currently manage accounts comparable to the Fund the Board did not have a good basis for comparing the Fund’s proposed advisory fees to the fees charged by the Investment Advisor to its other clients.  With respect to the Fund’s total expenses, the Board considered that the estimated total expenses of the Fund net of fee waivers were above the medians of the Peer Group and Expense Universe (by nine basis points and 20 basis points, respectively). The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Before the Fund commenced operations, at a meeting held on June 19, 2013, the Board considered a reduction to the Fund’s advisory fee and expense limitations proposed by the Advisor.  Upon the Advisor’s recommendation, the Board approved an amendment to the Advisory Agreement pursuant to which the Fund’s annual investment advisory fee was reduced by ten basis points to 0.55% and an amendment to the Fund’s operating expenses limitation agreement pursuant to which the Fund’s expense limitations for all classes of shares were reduced by one basis point.

Profitability, Benefits and Economies of Scale
The Board considered information relating to the Investment Advisor’s estimated profitability of its relationship with the Fund in its first year of operations, and determined that the estimated profitability was reasonable.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that any such economies would be reviewed in the future as Fund assets grow.

Fountain Capital Management, L.L.C.

Nature, Extent and Quality of Services
In reviewing the proposed sub-advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Sub-Advisor with respect to the Fund.  The Board’s review of the composite performance information of the Sub-Advisor’s high yield short duration strategy accounts is discussed above. The Board also considered the overall quality of the Sub-Advisor’s organization and operations and its compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that the Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Fountain Short Duration High Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board reviewed information regarding the sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund.  The Board noted, among other things, that the proposed sub-advisory fee to be paid to the Sub-Advisor was the same as the fees it charged to separate account clients with assets of up to $50 million.  The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.   The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits and Economies of Scale
The Board also considered the potential benefits received by the Sub-Advisor as a result of its relationship with the Fund, including sub-advisory fees paid to the Sub-Advisor, research provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Fund Advisory Agreements.

Fountain Short Duration High Income Fund
EXPENSE EXAMPLE
For the Periods Ended March 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution fees (Class A shares only) and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/7/13* to 3/31/14.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/13 to 3/31/14

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	10/7/13*	3/31/14	10/7/13* – 3/31/14
Class A	$1,000.00	$980.20	$5.91
Class I	1,000.00	1,041.80	4.87
Hypothetical (5% annual return before expenses)^	10/1/13	3/31/14	10/1/13 – 3/31/14
Class A	$1,000.00	$1,018.76	$6.23
Class I	1,000.00	1,020.00	4.98

*	Commencement of operations.

Fountain Short Duration High Income Fund
EXPENSE EXAMPLE
For the Periods Ended March 31, 2014 (Unaudited)

**
Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 176/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Fountain Short Duration High Income Fund
a series of the Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Fountain Short Duration High Income Fund – Class A	PFHAX	46141P 610
Fountain Short Duration High Income Fund – Class I	PFHIX	46141P 594

Privacy Principles of the Fountain Short Duration High Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Fountain Short Duration High Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Fountain Short Duration High Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/6/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/6/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/6/2014